Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	0.02
Maximum Aggregate Offering Price	$ 120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16.57